ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 20, 2017	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on February 27, 2017 under Rule 497(c) (SEC Accession No. 0001193125-17-059026), to the Prospectus for AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (formerly AMG GW&K Small Cap Growth Fund), dated February 27, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin

William M. Beaudoin